Leases - Summary of the carrying amounts of right-of-use assets recognized and the movements (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	S/ 131,062	S/ 139,386
Additions of right-of-use assets	774	4,653
Transfers to property, furniture and equipment net of depreciation		(1,035)
Depreciation	(13,855)	(13,608)
Write-off		(59)
Exchange difference	700	(1,569)
Ending balance	S/ 118,681	S/ 127,768